Exhibit 99.1

RCO 2017-INV1 Trust

Mortgage-Backed Notes, Series 2017-INV1

Sample Mortgage Loan and Sample Mortgaged Property Agreed-Upon Procedures

Report To:

Residential Credit Opportunities II, LLC

RCO 2017-INV1 Depositor LLC

25 October 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Residential Credit Opportunities II, LLC

RCO 2017-INV1 Depositor LLC

3020 Old Ranch Parkway, Suite 180

Seal Beach, California 90740

Re:	RCO 2017-INV1 Trust (the “Issuer”)

Mortgage-Backed Notes, Series 2017-INV1 (the “Notes”)

Sample Mortgage Loan and Sample Mortgaged Property Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Residential Credit Opportunities II, LLC (the “Sponsor”), RCO 2017-INV1 Depositor LLC (the “Depositor”) and Nomura Securities International, Inc. (the “Initial Purchaser,” together with the Sponsor and Depositor, the “Specified Parties”), solely to assist the Depositor in evaluating the accuracy of certain information with respect to a pool of fully-amortizing, fixed-rate and adjustable-rate, residential rental mortgage loans (the “Mortgage Loans”) secured by first liens primarily on one-to-four family residential properties (the “Mortgaged Properties”) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “03 RCO 2017-INV1 Investor Tape.xlsx” and corresponding record layout and decode information (the “Base Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to:
(1)	183 mortgage loans originated by Lima One Capital, LLC (“Lima One”) (the “Base Preliminary Lima One Mortgage Loans”) that are each secured by one or more mortgaged properties (the “Base Preliminary Lima One Mortgaged Properties”) and
(2)	743 mortgage loans originated by Visio Financial Services, Inc. (“Visio”) (the “Base Preliminary Visio Mortgage Loans,” together with the Base Preliminary Lima One Mortgage Loans, the “Base Preliminary Mortgage Loans”) that are each secured by one or more mortgaged properties (the “Base Preliminary Visio Mortgaged Properties,” together with the Base Preliminary Lima One Mortgaged Properties, the “Base Preliminary Mortgaged Properties”),

and the Sponsor, on behalf of the Depositor, indicated that the Base Preliminary Mortgage Loans and Base Preliminary Mortgaged Properties are expected to be representative of the Mortgage Loans and Mortgaged Properties, respectively, and

ii.	Labeled “05 RCO 2017-INV1 Investor Tape.xlsx” and corresponding record layout and decode information (the “Preliminary Data File,” together with the Base Preliminary Data File, the “Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to:
(1)	177 mortgage loans originated by Lima One (the “Preliminary Lima One Mortgage Loans”) that are each secured by one or more mortgaged properties (the “Preliminary Lima One Mortgaged Properties”) and
(2)	732 mortgage loans originated by Visio (the “Preliminary Visio Mortgage Loans,” together with the Preliminary Lima One Mortgage Loans, the “Preliminary Mortgage Loans”) that are each secured by one or more mortgaged properties (the “Preliminary Visio Mortgaged Properties,” together with the Preliminary Lima One Mortgaged Properties, the “Preliminary Mortgaged Properties”),

and the Sponsor, on behalf of the Depositor, indicated that the Preliminary Mortgage Loans and Preliminary Mortgaged Properties are expected to be representative of the Mortgage Loans and Mortgaged Properties, respectively,

b.	Imaged copies of the:
i.	Promissory note, borrower certifications and acknowledgements, security deed and/or occupancy affidavit (as applicable and collectively, the “Note”),
ii.	Payment letter to the borrower or first payment letter (as applicable and collectively, the ”Payment Letter”),
iii.	Appraisal report or appraiser’s certification (as applicable and collectively, the “Appraisal”),
iv.	Lease agreement or rental contract (as applicable and collectively, the “Lease Agreement”),
v.	Underwriting summary or estimate of costs report (as applicable and collectively, the “Underwriting Summary”) and
vi.	Settlement statement, closing disclosure or purchase and sale agreement (as applicable and collectively, the “Settlement Statement,” together with the Note, Payment Letter, Appraisal, Lease Agreement and Underwriting Summary, the “Source Documents”),

relating to the Sample Mortgage Loans and Sample Mortgaged Properties (both as defined in Attachment A),

c.	The list of relevant characteristics related to the:
i.	Sample Mortgaged Properties (the “Sample Mortgaged Property Characteristics”) and
ii.	Sample Mortgage Loans (the “Sample Mortgage Loan Characteristics,” together with the Sample Mortgaged Property Characteristics, the “Sample Characteristics”)

on the Provided Data Files, which are listed on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures described in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the verification of any of the information set forth on the Provided Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Base Preliminary Mortgage Loans, Base Preliminary Mortgaged Properties, Preliminary Mortgage Loans, Preliminary Mortgaged Properties, Mortgage Loans or Mortgaged Properties, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

25 October 2017

Attachment A Page 1 of 3

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 463 Base Preliminary Mortgage Loans (the “Preliminary Sample Mortgage Loans”) from the Base Preliminary Data File. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Preliminary Sample Mortgage Loans they instructed us to randomly select from the Base Preliminary Data File.

We noted that the 463 Preliminary Sample Mortgage Loans are secured by 694 Base Preliminary Mortgaged Properties (each, a “Preliminary Sample Mortgaged Property”). For the purpose of the procedures described in this report, the 463 Preliminary Sample Mortgage Loans and the corresponding 694 Preliminary Sample Mortgaged Properties are referred to as Sample Numbers 1-0 through 463-3. The Preliminary Sample Mortgage Loans are represented by Sample Numbers with a right-most digit of “0” and Preliminary Sample Mortgaged Properties are represented by Sample Numbers with a right-most digit other than “0.”

2.	For each Preliminary Sample Mortgage Loan and Preliminary Sample Mortgaged Property, we compared the Sample Characteristics, as applicable, listed on Exhibit 1 to Attachment A, as shown on the Base Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

3.	For each mortgage loan and mortgaged property on the Base Preliminary Data File and Preliminary Data File, we compared the asset identification number (the “Collateral ID”), as shown on the Base Preliminary Data File, to the corresponding Collateral ID, as shown on the Preliminary Data File, and noted that:
a.	12 of the Preliminary Mortgage Loans included on the Preliminary Data File were not included on the Base Preliminary Data File,
b.	12 of the Preliminary Mortgaged Properties included on the Preliminary Data File were not included on the Base Preliminary Data File,
c.	29 of the Base Preliminary Mortgage Loans included on the Base Preliminary Data File were not included on Preliminary Data File (the “Removed Base Preliminary Mortgage Loans”),
d.	19 of the Removed Base Preliminary Mortgage Loans were Preliminary Sample Mortgage Loans (the “Removed Preliminary Sample Mortgage Loans”),
e.	45 of the Base Preliminary Mortgaged Properties included on the Base Preliminary Data File were not included on the Preliminary Data File (the “Removed Base Preliminary Mortgaged Properties”) and
f.	30 of the Removed Base Preliminary Mortgaged Properties were Preliminary Sample Mortgaged Properties (the “Removed Preliminary Sample Mortgaged Properties”).

3. (continued)

The Removed Preliminary Sample Mortgage Loans are Sample Numbers 3-0, 88-0, 91-0, 95-0, 97-0, 117-0, 124-0, 125-0, 132-0, 134-0, 139-0, 140-0, 141-0, 142-0, 234-0, 235-0, 442-0, 446-0 and 447-0.

The Removed Preliminary Sample Mortgaged Properties are Sample Numbers 3-1, 88-1, 91-1, 95-1, 97-1, 117-1, 124-1, 125-1, 132-1, 134-1, 139-1, 140-1, 141-1, 142-1, 234-1, 235-1, 442-1, 442-2, 442-3, 442-4, 446-1, 446-2, 446-3, 446-4, 446-5, 447-1, 447-2, 447-3, 447-4 and 447-5.

Attachment A Page 2 of 3

4.	For the 444 Preliminary Sample Mortgage Loans and each related Preliminary Sample Mortgaged Property included on the Preliminary Data File, we compared the Sample Characteristics, as applicable, as shown on the Base Preliminary Data File, to the corresponding information, as shown on the Preliminary Data File. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

5.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 11 Preliminary Mortgage Loans that are not Preliminary Sample Mortgage Loans from the Preliminary Data File (the “Additional Sample Mortgage Loans,” together with the Preliminary Sample Mortgage Loans, the “Sample Mortgage Loans”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the methodology they instructed us to use to select the Additional Sample Mortgage Loans from the Preliminary Data File.

We noted that the 11 Additional Sample Mortgage Loans are secured by 15 Preliminary Mortgaged Properties (each, an “Additional Sample Mortgaged Property,” together with the Preliminary Sample Mortgaged Properties, the “Sample Mortgaged Properties”). For the purpose of the procedures described in this report, the 11 Additional Sample Mortgage Loans and the corresponding 15 Additional Sample Mortgaged Properties are referred to as Sample Numbers 464-0 through 474-1. The Additional Sample Mortgage Loans are represented by Sample Numbers with a right-most digit of “0” and Additional Sample Mortgaged Properties are represented by Sample Numbers with a right-most digit other than “0.”

6.	For each Additional Sample Mortgage Loan and Additional Sample Mortgaged Property, we compared the Sample Characteristics, as applicable, listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A, and the additional instruction provided by the Sponsor, on behalf of the Depositor, which is described in the final paragraph of this Item 6. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

Attachment A Page 3 of 3

6. (continued)

For the purpose of the procedures described in this Item 6., the Sponsor, on behalf of the Depositor instructed us to replace any reference to “Preliminary Sample Mortgaged Property,” “Preliminary Sample Mortgage Loan,” “Base Preliminary Data File,” “Base Preliminary Lima One Mortgage Loan,” “Base Preliminary Lima One Mortgaged Property” and “Base Preliminary Visio Mortgaged Property” in the notes to Exhibit 1 to Attachment A with “Additional Sample Mortgaged Property,” “Additional Sample Mortgage Loan,” “Preliminary Data File,” “Preliminary Lima One Mortgage Loan,” “Preliminary Lima One Mortgaged Property” and “Preliminary Visio Mortgaged Property,” respectively.

Exhibit 1 to Attachment A Page 1 of 9

Sample Characteristics and Source Documents

Sample Mortgaged Property Characteristics

Sample Property Characteristic	Base Preliminary Data File Field Name	Source Document(s)	Notes

Collateral ID	Collateral ID	Note	i.

Property state	State	Note or Appraisal	ii, iii.

Property zip code	Zip Code	Note or Appraisal	ii., iv

Property type	Property Type	Appraisal	ii., v.

Property condition	Property Condition	Appraisal	ii., vi.

Appraisal value	Appraisal Value	Appraisal	ii.

Occupancy status	Owner Occupancy	Note

Property purpose	Loan Purpose	(a) Settlement Statement or (b) Settlement Statement and Note	vii.

Purchase price (if applicable)	Purchase Price	Settlement Statement

Market rent	Rent	(a) Appraisal or Lease Agreement, (b) Appraisal or (c) Underwriting summary	viii.

Exhibit 1 to Attachment A Page 2 of 9

Sample Mortgage Loan Characteristics

Sample Mortgage Loan Characteristic	Base Preliminary Data File Field Name	Source Document(s)	Notes
Collateral ID	Collateral ID	Note	i.

Original principal balance	Original Balance	Note

Initial interest rate	Original Rate	Note

First payment date	First Payment Date	Note

Maturity date	Maturity Date	Note

Original term to maturity	Original Maturity Term	(a) Note or (b) Note and recalculation	ix.

Prepayment penalty type	Prepay Penalty Type	Note

ARM index	ARM Index	Note

ARM margin	ARM Margin	Note

Initial periodic cap	Initial Periodic Cap	Note and recalculation	x.

Life rate cap	Life Rate Cap	Note and recalculation	xi.

Rate adjustment frequency	Rate Adjustment Frequency	Note

Subsequent periodic cap	Subsequent Perodic Cap	Note	xii.

Initial rate adjustment period	Initial Rate Adjustment Period	Note and recalculation	xiii.

Original loan-to-value ratio	RCO Original LTV	Appraisal or Settlement Statement, Note and recalculation	ii., xiv.
T&I payment	T & I & A Payment	(a) Payment Letter and recalculation or (b) Payment Letter, Appraisal and recalculation	ii., xv.

Notes:

i.	For identification purposes only.

Exhibit 1 to Attachment A Page 3 of 9

Notes: (continued)

ii.	The Sponsor, on behalf of the Depositor, provided one or more Appraisals for each Preliminary Sample Mortgaged Property and instructed us to note agreement if the information on the Base Preliminary Data File agreed to the corresponding information on at least one such Appraisal. We performed no procedures to reconcile any differences that may exist between various Appraisals, or within a single Appraisal, for the related Sample Mortgaged Property Characteristic.

iii.	For the purpose of comparing the property state Sample Mortgaged Property Characteristic for each Preliminary Sample Mortgaged Property (except for Sample Numbers 458-1, 458-2, 458-3 and 458-4), the Sponsor, on behalf of the Depositor, instructed us to use the property state, as shown on the Note.

For the purpose of comparing the property state Sample Mortgaged Property Characteristic for Sample Numbers 458-1, 458-2, 458-3 and 458-4, the Sponsor, on behalf of the Depositor, instructed us to use the property state, as shown on the Appraisal (in accordance with note ii.).

iv.	For the purpose of comparing the property zip code Sample Mortgaged Property Characteristic for each Preliminary Sample Mortgaged Property (except for Sample Numbers 458-1, 458-2, 458-3 and 458-4), the Sponsor, on behalf of the Depositor, instructed us to use the property zip code, as shown on the Note.

For the purpose of comparing the property zip code Sample Mortgaged Property Characteristic for Sample Numbers 458-1, 458-2, 458-3 and 458-4, the Sponsor, on behalf of the Depositor, instructed us to use the property zip code, as shown on the Appraisal (in accordance with note ii.).

v.	For the purpose of comparing the property type Sample Mortgaged Property Characteristic for each Preliminary Sample Mortgaged Property, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a property type of “TH,” as shown on the Base Preliminary Data File, if the property type, as shown on the Appraisal, is “row,” “town end home,” “villa” or “IOG” (in accordance with note ii.).

Exhibit 1 to Attachment A Page 4 of 9

Notes: (continued)

vi.	For the purpose of comparing the property condition Sample Mortgaged Property Characteristic for each Preliminary Sample Mortgaged Property that does not have the property condition specifically stated on the Appraisal, the Sponsor, on behalf of the Depositor, provided us with the decode table that is shown below, and instructed us to use the value that is shown in the “Property Condition” column that corresponds to the “Property Condition Description,” as shown on the Appraisal (in accordance with note ii.).

Property Condition Description	Property Condition

Excellent	C1
Very good	C2
Good	C3
Above average	C3
Average plus	C3
Average	C4
Fair	C5
Poor	C6

vii.	For the purpose of comparing the property purpose Sample Mortgaged Property Characteristic for each Preliminary Sample Mortgaged Property, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a property purpose of “P,” as shown on the Base Preliminary Data File, if we observed a purchase price, as shown on the Settlement Statement, corresponding to the Preliminary Sample Mortgaged Property (each, a “Sample Purchase Property”).

For the purpose of comparing the property purpose Sample Mortgaged Property Characteristic for each Preliminary Sample Mortgaged Property that is not a Sample Purchase Property (except for Sample Numbers 28-3, 28-5, 48-3, 49-1, 122-1, 143-1, 160-1, 201-1, 309-1, 393-1 and 420-1), the Sponsor, on behalf of the Depositor, instructed us to note agreement with a property purpose of:

(a)	“CO,” as shown on the Base Preliminary Data File, if the cash to borrower, as shown on the Settlement Statement (the “Amount to Borrower”), is greater than the lesser of (i) $1,000 or (ii) 1% of the original principal balance, as shown on the Note, or
(b)	“RT,” as shown on the Base Preliminary Data File, if the Amount to Borrower is less than or equal to the lesser of (i) $1,000 or (ii) 1% of the original principal balance, as shown on the Note.

Exhibit 1 to Attachment A Page 5 of 9

Notes: (continued)

vii. (continued)

For the purpose of comparing the property purpose Sample Mortgaged Property Characteristic for Sample Numbers 122-1, 143-1, 160-1, 201-1, 309-1, 393-1 and 420-1, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a property purpose of:

(a)	“CO,” as shown on the Base Preliminary Data File, if the Amount to Borrower is greater than the lesser of (i) $2,000 or (ii) 2% of the original principal balance, as shown on the Note, or
(b)	“RT,” as shown on the Base Preliminary Data File, if the Amount to Borrower is less than or equal to the lesser of (i) $2,000 or (ii) 2% of the original principal balance, as shown on the Note.

For the purpose of comparing the property purpose Sample Mortgaged Property Characteristic for Sample Numbers  28-3, 28-5, 48-3 and 49-1, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a property purpose of “RT,” as shown on the Base Preliminary Data File, if the payoff amount, as shown on the Settlement Statement, is less than the allocated loan amount, as shown on the Note.

viii.	For the purpose of comparing the market rent Sample Mortgaged Property Characteristic for each Preliminary Sample Mortgaged Property, the Sponsor, on behalf of the Depositor, provided one or more of the indicated Source Documents. The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Base Preliminary Data File agreed to the corresponding information on at least one such Source Document (subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the following paragraphs of this note viii., as applicable). We performed no procedures to reconcile any differences that may exist between various Source Documents, or within a single Source Document, for the market rent Sample Mortgaged Property Characteristic.

Exhibit 1 to Attachment A Page 6 of 9

Notes: (continued)

viii. (continued)

For the purpose of comparing the market rent Sample Mortgaged Property Characteristic for each Preliminary Sample Mortgaged Property, the Sponsor, on behalf of the Depositor, instructed us to use:

(a)	In the case of the Preliminary Sample Mortgaged Properties that are Base Preliminary Lima One Mortgaged Properties (except for Sample Numbers 20-2, 21-14, 21-20, 22-2, 22-7, 24-2, 28-1, 28-2, 28-3, 28-4, 28-5, 30-1, 30-2, 34-1, 34-3, 34-4, 34-5, 34-6, 35-2, 35-3, 38-1, 39-3, 39-5, 39-6, 39-7, 42-2, 43-3, 45-1, 46-1, 46-2, 47-4, 47-5, 54-2, 58-1, 58-2, 58-3, 60-2, 62-2, 65-1, 72-2, 74-1, 74-2, 77-1, 79-1, 80-2, 465-1, 465-2 and 465-3), the lesser of (1) the market rent, as shown on the Appraisal (in accordance with note ii.), and (2) rent amount, as shown on the Lease Agreement,
(b)	In the case of the Preliminary Sample Mortgaged Properties that are Base Preliminary Visio Mortgaged Properties (except for Sample Numbers 245-1, 287-1, 292-1, 296-1, 300-1, 302-1, 303-1, 304-1, 312-1, 324-1, 338-1, 346-1, 350-1, 369-1, 371-1, 372-1, 373-1, 378-1, 388-1, 390-1, 396-1, 397-1, 398-1, 404-1, 413-1, 426-1, 429-1, 430-1, 437-1, 449-1, 449-3, 453-1, 455-5, 455-8, 457-2, 460-1 and 470-1), the market rent, as shown on the Appraisal (in accordance with note ii.), or
(c)	In the case of Sample Numbers 20-2, 21-14, 21-20, 22-2, 22-7, 24-2, 28-1, 28-2, 28-3, 28-4, 28-5, 30-1, 30-2, 34-1, 34-3, 34-4, 34-5, 34-6, 35-2, 35-3, 38-1, 39-3, 39-5, 39-6, 39-7, 42-2, 43-3, 45-1, 46-1, 46-2, 47-4, 47-5, 54-2, 58-1, 58-2, 58-3, 60-2, 62-2, 65-1, 72-2, 74-1, 74-2, 77-1, 79-1, 80-2, 245-1, 287-1, 292-1, 296-1, 300-1, 302-1, 303-1, 304-1, 312-1, 324-1, 338-1, 346-1, 350-1, 369-1, 371-1, 372-1, 373-1, 378-1, 388-1, 390-1, 396-1, 397-1, 398-1, 404-1, 413-1, 426-1, 429-1, 430-1, 437-1, 449-1, 449-3, 453-1, 455-5, 455-8, 457-2, 460-1, 465-1, 465-2, 465-3 and 470-1, the rent amount, as shown on the Underwriting Summary.

For the purpose of comparing the market rent Sample Mortgaged Property Characteristic, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/-$1.00 or less.

ix.	For the purpose of comparing the original term to maturity Sample Mortgage Loan Characteristic for each Preliminary Sample Mortgage Loan that does not have the original term to maturity specifically stated on the Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term to maturity as the sum of:
(a)	The difference in months between the maturity date and first payment date, both as shown on the Note, and
(b)	1.

Exhibit 1 to Attachment A Page 7 of 9

Notes: (continued)

x.	For the purpose of comparing the initial periodic cap Sample Mortgage Loan Characteristic for each Preliminary Sample Mortgage Loan with an ARM margin value greater than “0.000(%),” as shown on the Note (each, a “Sample ARM Mortgage Loan”) (other than the Sample ARM Mortgage Loans that are Base Preliminary Lima One Mortgage Loans), the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial periodic cap as the difference between the:
(a)	Initial rate adjustment maximum interest rate and
(b)	Initial interest rate,

both as shown on the Note.

For the purpose of comparing the initial periodic cap Sample Mortgage Loan Characteristic for each Sample ARM Mortgage Loan that is a Base Preliminary Lima One Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the initial periodic cap is “0.000(%),” as shown on the Base Preliminary Data File, and there was no initial periodic cap shown on the Note.

For each Preliminary Sample Mortgage Loan that is not a Sample ARM Mortgage Loan (each, a “Sample FRM Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us not to compare the initial periodic cap Sample Mortgage Loan Characteristic.

xi.	For the purpose of comparing the life rate cap Sample Mortgage Loan Characteristic for each Sample ARM Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the life rate cap as the difference between the:
(a)	Subsequent rate adjustment maximum interest rate and
(b)	Initial interest rate,

both as shown on the Note.

For each Sample FRM Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us not to compare the life rate cap Sample Mortgage Loan Characteristic.

xii.	For the purpose of comparing the subsequent periodic cap Sample Mortgage Loan Characteristic for each Sample ARM Mortgage Loan (other than the Sample ARM Mortgage Loans that are Base Preliminary Lima One Mortgage Loans), the Sponsor, on behalf of the Depositor, instructed us to use the Note as the Source Document.

For the purpose of comparing the subsequent periodic cap Sample Mortgage Loan Characteristic for each Sample ARM Mortgage Loan that is a Base Preliminary Lima One Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a subsequent periodic cap of “0.000(%),” as shown on the Base Preliminary Data File, if there was no subsequent periodic cap shown on the Note.

For each Sample FRM Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us not to compare the subsequent periodic cap Sample Mortgage Loan Characteristic.

Exhibit 1 to Attachment A Page 8 of 9

Notes: (continued)

xiii.	For the purpose of comparing the initial rate adjustment period Sample Mortgage Loan Characteristic for each Sample ARM Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial rate adjustment period as the difference in months between the:
(a)	Change date and
(b)	First payment date,

both as shown on the Note.

For each Sample FRM Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us not to compare the initial rate adjustment period Sample Mortgage Loan Characteristic.

xiv.	For the purpose of comparing the original loan-to-value ratio Sample Mortgage Loan Characteristic for each Preliminary Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio of each Preliminary Sample Mortgage Loan by:
(a)	Calculating the property value (the “Property Value”) of each related Preliminary Sample Mortgaged Property as:
(1)	In the case of a Sample Purchase Property, the lesser of (A) the appraisal value, as shown on the Appraisal (in accordance with note ii.), and (B) the purchase price (if applicable), as shown on the Settlement Statement, and
(2)	In the case of a Preliminary Sample Mortgaged Property that is not a Sample Purchase Property, the appraisal value, as shown on the Appraisal (in accordance with note ii.),
(b)	Calculating the aggregate property value (the “Loan Value”) as the sum of the Property Values calculated in (a) above,
(c)	Dividing the:
(1)	Original principal balance, as shown on the Note, by
(2)	Loan Value, as calculated in (b) above, and
(d)	Multiplying the value calculated in (c) above by 100.

For the purpose of comparing the original loan-to-value ratio Sample Mortgage Loan Characteristic, the Sponsor, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.01% or less.

Exhibit 1 to Attachment A Page 9 of 9

Notes: (continued)

xv.	For the purpose of comparing the T&I payment Sample Mortgage Loan Characteristic for each Preliminary Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the T&I payment of each Preliminary Sample Mortgage Loan as the sum of the:
(a)	Taxes, as shown on the Payment Letter,
(b)	Insurance, as shown on the Payment Letter and
(c)	HOA amount (the “HOA Amount”), as shown on the Payment Letter or Appraisal (subject to the instruction provided by the Sponsor, on behalf of the Depositor, that is stated in the following paragraph of this note xv.).

For the purpose of recalculating the T&I payment for each Preliminary Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to use the HOA Amount, as shown on the Appraisal (in accordance with note ii.), if the T&I payment, as shown on the Payment Letter, does not agree with the T&I payment, as shown on the Base Preliminary Data File (subject to the instruction provided by the Sponsor, on behalf of the Depositor, that is stated in the final paragrpaih of this note xv.).

For the purpose of comparing the T&I payment Sample Mortgage Loan Characteristic, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A Page 1 of 6

Preliminary Sample Mortgage Loan and

Preliminary Sample Mortgaged Property Sample Characteristic Differences

Sample Number	Sample Characteristic	Base Preliminary Data File Value	Source Document Value

1-0	Maturity date	10/1/2045	9/1/2045
	Original term to maturity	360	359

1-2	Property zip code	[REDACTED]	[REDACTED]
	Market rent	$1,025.00	Unable to determine

2-0	Original loan-to-value ratio	97.12%	70.00%

2-1	Purchase price (if applicable)	[REDACTED]	Unable to determine

2-2	Purchase price (if applicable)	[REDACTED]	Unable to determine

2-3	Purchase price (if applicable)	[REDACTED]	Unable to determine

2-4	Property condition	C1 to C3	C4
	Purchase price (if applicable)	[REDACTED]	Unable to determine

4-0	T&I payment	$1,002.47	Unable to determine

4-4	Market rent	$1,360.00	Unable to determine

5-3	Property zip code	[REDACTED]	[REDACTED]

6-4	Market rent	$684.00	$900.00

6-5	Market rent	$689.00	$900.00

8-1	Property condition	C1 to C3	C4
	Property purpose	CO	Unable to determine

8-2	Property purpose	CO	Unable to determine

9-0	T&I payment	$845.45	$795.45

9-1	Property purpose	RT	CO

11-1	Property purpose	CO	RT

Exhibit 2 to Attachment A Page 2 of 6

Sample Number	Sample Characteristic	Base Preliminary Data File Value	Source Document Value

13-3	Property purpose	RT	CO

14-0	T&I payment	$520.31	$410.31

14-3	Property purpose	RT	CO

17-1	Property condition	C1 to C3	C4

18-1	Property condition	C1 to C3	C4

18-2	Property condition	C1 to C3	C4

18-3	Property condition	C1 to C3	C4

21-0	T&I payment	$2,528.54	$2,532.17

22-1	Property purpose	RT	CO

22-2	Property purpose	RT	CO

22-4	Property purpose	RT	CO

22-6	Property purpose	RT	CO

22-7	Property purpose	RT	CO

23-1	Property purpose	RT	CO

24-1	Property condition	C1 to C3	C4

24-2	Property condition	C4	C3

24-3	Property condition	C1 to C3	C3 to C4

24-4	Property condition	C1 to C3	C4
	Property purpose	RT	CO

27-1	Property purpose	RT	Unable to determine

Exhibit 2 to Attachment A Page 3 of 6

Sample Number	Sample Characteristic	Base Preliminary Data File Value	Source Document Value

27-2	Property purpose	RT	CO

28-0	T&I payment	$552.85	$536.69

28-4	Property purpose	RT	CO

29-1	Property zip code	[REDACTED]	[REDACTED]

29-2	Property zip code	[REDACTED]	[REDACTED]

29-3	Property zip code	[REDACTED]	[REDACTED]

29-4	Property zip code	[REDACTED]	[REDACTED]

30-0	T&I payment	$415.60	$396.60

32-1	Property condition	C1 to C3	C4

33-1	Property state	IL	IN

34-6	Property condition	C1 to C3	C4

39-2	Property condition	C1 to C3	C4

39-7	Property condition	C1 to C3	C4

39-9	Property condition	C1 to C3	C4

39-10	Property condition	C1 to C3	C4

40-1	Property purpose	RT	CO

40-3	Property type	TH	SFR

44-1	Property purpose	RT	CO

44-3	Property type	TH	SFR

Exhibit 2 to Attachment A Page 4 of 6

Sample Number	Sample Characteristic	Base Preliminary Data File Value	Source Document Value

45-0	T&I payment	$210.76	$153.42

49-2	Property purpose	RT	CO

53-1	Property condition	C1 to C3	C4

53-2	Property condition	C1 to C3	C4

69-3	Property type	TH	SFR

70-4	Property condition	C1 to C3	C4

77-1	Property type	SFR	TH

79-1	Property condition	C4	C3

125-1	Market rent	$1,649.60	$2,062.00

127-0	First payment date	[REDACTED]	[REDACTED]D]
	Maturity date	12/1/2045	12/1/2046

128-1	Property condition	C3	C4

131-1	Property condition	C3	C4

137-0	ARM index	L1Y	Unable to determine
	ARM margin	5.250%	0.000%
	Initial periodic cap	3.000%	0.000%
	Life rate cap	6.000%	0.000%
	Rate adjustment frequency	12	0
	Subsequent periodic cap	1.000%	0.000%
	Initial rate adjustment period	84	0

139-0	T&I payment	$304.85	$344.02

140-0	T&I payment	$283.66	$335.82

141-0	T&I payment	$333.13	$368.29

Exhibit 2 to Attachment A Page 5 of 6

Sample Number	Sample Characteristic	Base Preliminary Data File Value	Source Document Value

142-1	Property purpose	RT	CO

157-1	Property purpose	CO	RT

209-0	T&I payment	$139.38	$104.11

240-1	Property condition	C3	C2

268-0	Initial rate adjustment period	36	84

279-1	Property condition	C3	C4

317-1	Property type	SFR	CO

337-1	Property type	SFR	CO

386-0	Initial rate adjustment period	36	84

419-1	Property purpose	RT	CO

422-1	Property type	SFR	Condo

424-1	Property purpose	RT	CO

425-1	Property type	SFR	Condo

439-1	Property type	SFR	Condo

442-1	Property purpose	CO	RT

442-2	Property purpose	CO	RT

442-3	Property purpose	CO	RT

442-4	Property purpose	CO	RT

445-5	Property purpose	RT	CO

446-1	Property purpose	CO	RT

Exhibit 2 to Attachment A Page 6 of 6

Sample Number	Sample Characteristic	Base Preliminary Data File Value	Source Document Value

446-2	Property purpose	CO	RT

446-3	Property purpose	CO	RT

446-5	Property purpose	CO	RT

447-1	Property purpose	CO	RT

447-2	Property purpose	CO	RT

447-3	Property purpose	CO	RT

447-4	Property purpose	CO	RT

447-5	Property purpose	CO	RT

450-1	Property purpose	RT	CO

453-3	Property type	SFR	2F

453-5	Property type	3F	2F

454-1	Property purpose	RT	CO

454-2	Property purpose	RT	CO

454-3	Property purpose	RT	CO

454-4	Property purpose	RT	CO

454-5	Property purpose	RT	CO

460-2	Property condition	C4	C3

463-0	Initial rate adjustment period	36	84

Exhibit 3 to Attachment A

Sample Characteristic Differences between the Base Preliminary Data File and Preliminary Data File

Sample Number	Sample Characteristic	Base Preliminary Data File Value	Preliminary Data File Value

80-0	Original loan-to-value ratio	74.12%	75.00%

80-1	Purchase price (if applicable)	$0.00	[REDACTED]

127-0	First payment date	[REDACTED]	[REDACTED]
	Maturity date	12/1/2045	12/1/2046

386-0	Prepayment penalty type	54321 Penalty for Prepay	321 Penalty for Prepay

419-1	Property purpose	RT	CO

424-1	Property purpose	RT	CO

463-0	Prepayment penalty type	54321 Penalty for Prepay	321 Penalty for Prepay

Exhibit 4 to Attachment A

Additional Sample Mortgage Loan and

Additional Sample Mortgaged Property Sample Characteristic Differences

Sample Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

465-1	Property purpose	RT	Unable to determine

465-2	Property purpose	CO	Unable to determine

465-3	Property purpose	RT	Unable to determine